INCOME TAXES (Details) - USD ($)			12 Months Ended
	Jan. 01, 2018	Dec. 22, 2017	Dec. 31, 2017	Dec. 31, 2016
INCOME TAXES (Details) [Line Items]
Operating Loss Carryforwards			$ 11,795,000	$ 10,973,000
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		21.00%	34.00%	34.00%
Income Tax Expense (Benefit), Continuing Operations, Adjustment of Deferred Tax (Asset) Liability			$ 1,425,999
Operating Loss Carryforwards, Expiration Year			2037
Subsequent Event [Member]
INCOME TAXES (Details) [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%